CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, shares issued	2,155,000	2,155,000	1,725,000
Common stock, shares outstanding	2,155,000	2,155,000	1,725,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock Subject to Mandatory Redemption [Member]
Common stock, shares issued	3,467,954	3,467,954	0
Common stock, shares outstanding	3,467,954	3,467,954	0
Common stock, redemption value (in Dollars per share)	$ 10.6	$ 10.5	$ 10.5